Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue Recognition
Schedule of disaggregation of revenue

The table below presents the Company’s revenue disaggregated based on the nature of its arrangements (in thousands). Management uses these categories of revenue to evaluate the performance of its businesses and to assess its financial results and forecasts.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Advertising	$50,240	$36,051	$136,693	$94,105
Content	26,483	27,476	70,261	74,947
Commerce	13,373	11,716	44,894	29,245
	$90,096	$75,243	$251,848	$198,297

The following table presents the Company’s revenue disaggregated by geography (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Revenue:
United States	$79,074	$67,668	$224,854	$179,689
International	11,022	7,575	26,994	18,608
Total	$90,096	$75,243	$251,848	$198,297

	December 31,
	2020	2019	2018
Advertising	$149,704	$128,438	$106,280
Content	119,846	150,876	177,055
Commerce and other	51,774	38,609	23,916
	$321,324	$317,923	$307,251